Financial Assets - Contractual Maturity Schedule of Securities Purchased under Agreements to Resell (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Securities purchased under agreements to resell	¥ 36,185	¥ 43,538
Within 30 days [member]
Disclosure of financial assets [Line Items]
Securities purchased under agreements to resell	36,055	43,518
After 30 but within 90 days [member]
Disclosure of financial assets [Line Items]
Securities purchased under agreements to resell	¥ 130	¥ 20